Revision Of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Prior Period Adjustment [Abstract]
Revision Of Previously Issued Financial Statements
NOTE 2 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the financial statements of the Company as of and for the year ended December 31, 2022, the Company determined that certain revisions should be made to the December 31, 2021 financial statements.
These revisions did not impact total assets, total liabilities, total shareholders’ deficit, the statements of operations or the statements of cash flows.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT

	Total Shareholders
	Deficit (as previously presented)	Adjustments	Total Shareholders’ Deficit (as revised)
Balance – April 22, 2021
Issuance of Class B ordinary shares to Sponsor	25,000	—	25,000
Surrender of Class B ordinary shares	—	—	—
Issuance of Class B ordinary shares	—	—	—
Issuance of Private Placement Warrants	8,623,539	14,961	8,638,500
Fair Value of Public Warrants	5,302,580	297,219	5,599,799
Fair Value of Underwriter Shares in excess of cost	—	623,500	623,500
Issuance of Underwriter shares	—	500,000	500,000
Issuance costs	—	(378,105)	(378,105)
Remeasurement of Class A ordinary shares to redemption value	(19,461,011)	(1,057,575)	(20,543,086)
Net loss	(215,218)	—	(215,218)

Balance – December 31, 2021	$(5,749,610)		(5,749,610)